Expected loss on loans and advances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans And Advances To Customers
Amount recorded	R$ 15,348,603	R$ 24,631,238	R$ 20,441,029
Amount recovered	(5,990,369)	(5,919,397)	(7,908,896)
Expected loss on loans and advances	R$ 9,358,234	R$ 18,711,841	R$ 12,532,133